INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES - Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate
Net income before taxes	$ 368,036,771	$ 260,505,794	$ 232,803,625
Tax expense at legal rate (27.0%)	(99,369,928)	(70,336,564)	(62,856,979)
Effect of tax rate in other jurisdictions	(6,667,967)	(854,686)	(2,820,546)
Foreign dividend tax withholding expense and other non-taxable income	(16,136,709)	(15,253,682)	(11,536,654)
Non-deductible expenses	(2,729,645)	(2,585,111)	(3,622,958)
Tax effect on excess tax provision in previous periods	(227,730)	(188,988)	(81,258)
Tax effect of price-level restatement for Chilean companies	(4,711,530)	(9,929,818)	(33,196,408)
Subsidiaries tax withholding expense and other legal tax debits and credits	(3,549,137)	13,154,542	9,770,165
Adjustments to tax expense	(27,354,751)	(14,803,057)	(38,667,113)
Total income tax expense	$ (133,392,646)	$ (85,994,307)	$ (104,344,638)
Effective rate	36.20%	33.00%	44.80%